Summary of Significant Accounting Policies - Credit loss provision for the current and non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets	¥ 63,641,315	$ 9,986,711	¥ 46,206,817
Non-current assets	19,242,286	3,019,535	8,435,112
Expected credit loss provision - current	42,040	6,598	44,645
Expected credit loss provision - non-current	49,309	$ 7,737	20,031
Trade and notes receivable
Current assets	¥ 2,823,222		¥ 1,123,920
Expected credit loss rate - current	0.90%	0.90%	3.61%
Expected credit loss provision - current	¥ 25,417		¥ 40,548
Amounts due from related parties
Current assets	¥ 1,564,025		169,288
Non-current assets			617
Expected credit loss rate - current	0.81%	0.81%
Expected credit loss provision - current	¥ 12,691
Prepayments and other current assets
Current assets	¥ 1,854,075		¥ 1,422,403
Expected credit loss rate - current	0.21%	0.21%	0.29%
Expected credit loss provision - current	¥ 3,932		¥ 4,097
Other non-current assets
Non-current assets	¥ 5,598,764		¥ 1,561,755
Expected credit loss rate - non-current	0.88%	0.88%	1.28%
Expected credit loss provision - non-current	¥ 49,309		¥ 20,031